MARKETABLE SECURITIES	6 Months Ended
Jun. 30, 2019
Investments, Debt and Equity Securities [Abstract]
Marketable Securities
MARKETABLE SECURITIES

A summary of the movements in our marketable securities for the six months ended June 30, 2019 and year ended December 31, 2018 is presented in the table below:

(in thousands of $)	2019	2018
Balance at start of period	836	19,231
Shares disposed of	—	(16,749)
Unrealized gain (loss) on marketable securities	302	(3,526)
Repurchase of securities pledged to creditors	8,392	10,272
Marketable securities pledged to creditors	(8,552)	(8,392)
Balance at end of period	978	836

Avance Gas
In the six months ended June 30, 2019, the Company recognized an unrealized gain of $0.6 million in relation to the 0.4 million shares held in Avance Gas Holdings Ltd ("Avance Gas").

As of June 30, 2019 and December 31, 2018 the 442,384 shares in Avance Gas were held as collateral against secured borrowings.
Ship Finance

In the six months ended June 30, 2019, the Company recognized an unrealized gain of $0.1 million in relation to the 0.1 million shares held in Ship Finance International Ltd ("Ship Finance").

Golden Ocean

In December 2018, the Company sold 1,260,358 shares in Golden Ocean Group Ltd. ("Golden Ocean") for proceeds of $7.7 million. At the same time the Company entered into a forward contract to repurchase 1.3 million shares in Golden Ocean in March 2019 for $7.7 million.

In March 2019, the Company repurchased these shares and subsequently sold them for proceeds of $6.6 million. At the same time the Company entered into a forward contract to repurchase 1.3 million shares in Golden Ocean in June 2019 for $6.6 million and as such made a net cash settlement of $1.0 million after adjustment for foreign exchange differences, this has been treated as a settlement of debt.

In June 2019, the Company repurchased these shares and subsequently sold them for proceeds of $6.7 million. At the same time the Company entered into a forward contract to repurchase 1.3 million shares in Golden Ocean in September 2019 for $6.7 million and as such received a net cash settlement of $0.1 million after adjustment for foreign exchange differences, this has been treated as a drawdown of debt. The transaction has been accounted for as a secured borrowing, with the shares retained in marketable securities and a liability recorded within short-term debt for $6.7 million. These transactions have been reported on a net basis in the Consolidated Statement of Cash Flows.

As of June 30, 2019 the Company reports a total of 1,270,657 shares in Golden Ocean, of which 1,260,358 as marketable securities pledged to creditors.

In the six months ended June 30, 2019 the Company recognized an unrealized loss of $0.4 million in relation to the 1.3 million shares held in Golden Ocean.